Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023
Income Statement [Abstract]
Revenue	$ 20,229,180		$ 18,543,447		$ 18,625,375
Cost of revenue	(15,200,653)		(14,137,109)		(15,123,980)
Gross profit	5,028,527		4,406,338		3,501,395
Operating expenses:
Selling and marketing	(1,552,533)		(1,479,606)		(1,177,227)
General and administrative	(2,184,916)		(1,879,314)		(923,987)
Total operating expenses	(3,737,449)		(3,358,920)		(2,101,214)
Operating income	1,291,078		1,047,418		1,400,181
Interest income/(expenses), net	39,400		(8,347)		(9,920)
Other income, net	9,769		7,285		31,042
Income before income taxes	1,340,247		1,046,356		1,421,303
Income tax expenses	(117,091)		(95,491)
Net income	$ 1,223,156		$ 950,865		$ 1,421,303
Net income per share attributable to ordinary shareholders of the Company
Basic (in Dollars per share)	$ 0.04		$ 0.03		$ 0.05
Diluted (in Dollars per share)	$ 0.04		$ 0.03		$ 0.05
Weighted average shares used in calculating net earning per share
Basic (in Shares)	28,335,548	[1]	28,000,000	[1]	28,000,000
Diluted (in Shares)	28,335,548	[1]	28,000,000	[1]	28,000,000

[1]	Giving retroactive effect to the 9,240,000 Cass A Ordinary Shares and 18,760,000 Class B Ordinary Shares issued and outstanding following the share subdivision and share surrender on February 18, 2025, starting from the earliest period presented. Further information is disclosed in Note 14 SHAREHOLDERS’ EQUITY.